Common Shares (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Share Capital

	June 30, 2021	December 31, 2020
(number of shares of $0.05 each)
Authorized shares	360,000,000	238,653,846

	June 30, 2021	December 31, 2020
(number of shares of $0.05 each)
Issued	274,436,351	220,318,704
Treasury shares	909,451	1,459,714
Outstanding	273,526,900	218,858,990